Repossessed Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Repossessed Assets
Repossessed assets	$ 14	$ 17	$ 19
Repossessed Assets
Beginning balance	14	17	19
Additions, net	18	19	29
Disposals	(14)	(19)	(24)
Net (write down) gain on disposal	(9)	(2)	0
Transfers out	(1)	(1)	(7)
Ending balance	8	14	$ 17
One-to-four family properties
Repossessed Assets
Repossessed assets	11	11
Repossessed Assets
Beginning balance	11
Ending balance	5	11
Commercial properties
Repossessed Assets
Repossessed assets	3	3
Repossessed Assets
Beginning balance	3
Ending balance	$ 3	$ 3